Related-Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 26, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Total sublease income		$ 230,235	$ 232,294	$ 444,153	$ 696,882	$ 714,254
Revenue from related party		9,875	0	350,585	0
Receivables from related party		2,185		2,185		0
Related party expenses				128,084	0
dRX Capital AG
Related Party Transaction [Line Items]
Revenue from related party		269,547	108,280	565,092	$ 226,843	351,034	$ 451,558
Receivables from related party		166,474		166,474		$ 129,857
Percentage of ownership in related party						50.00%
Good Dermatology
Related Party Transaction [Line Items]
Percentage of lease expenses incurred by entity passed through related party					100.00%	100.00%	100.00%
Total sublease income			29,174		$ 87,523	$ 106,972	$ 116,697
Purchase of clinical trial investigator services						0	273,787
Founder and former CEO
Related Party Transaction [Line Items]
Proceeds from repayments of loan from related party							300,000
Proceeds from repayments of accrued interest on loan from related party	$ 15,682
Pharmaceutical Products Development, LLC, a shareholder
Related Party Transaction [Line Items]
Revenue from related party		2,756,011	$ 3,146,148	10,803,604	$ 3,243,667	9,106,645	0
Receivables from related party		$ 2,244,157		$ 2,244,157		6,927,470	0
Novartis | dRX Capital AG
Related Party Transaction [Line Items]
Receivables from related party						$ 129,857	$ 9,825
Percentage of ownership in related party		50.00%		50.00%